1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 95.4%
Consumer Discretionary - 7.6%
19,960 Bright Horizons Family Solutions,
Inc.
(a)
$ 2,535,718
43,257 CarMax, Inc.
(a)
3,370,586
28,796 Floor & Decor Holdings, Inc.,
Class A
(a)
2,317,214
11,931 Murphy USA, Inc. 5,605,303
13,828,821
Consumer Staples - 2.9%
191,590 Utz Brands, Inc. 2,697,587
10,702 WD-40 Co. 2,611,288
5,308,875
Financials - 14.2%
72,646 EVERTEC, Inc. 2,671,194
49,322 Goosehead Insurance, Inc.,
Class A
(a)
5,822,955
41,822 Hamilton Lane, Inc., Class A 6,217,677
9,428 Kinsale Capital Group, Inc. 4,588,702
14,201 Morningstar, Inc. 4,258,454
58,212 Trupanion, Inc.
(a)
2,169,561
25,728,543
Health Care - 14.0%
70,499 Bio-Techne Corp. 4,133,356
19,628 Charles River Laboratories
International, Inc.
(a)
2,954,407
46,594 HealthEquity, Inc.
(a)
4,117,512
30,860 LeMaitre Vascular, Inc. 2,589,154
13,600 Medpace Holdings, Inc.
(a)
4,143,784
44,047 Repligen Corp.
(a)
5,604,540
75,337 RxSight, Inc.
(a)
1,902,259
25,445,012
Industrials - 29.8%
8,029 Applied Industrial Technologies,
Inc. 1,809,255
48,900 Casella Waste Systems, Inc.
(a)
5,452,839
135,047 Core & Main, Inc., Class A
(a)
6,524,121
10,828 CSW Industrials, Inc. 3,156,579
96,409 Douglas Dynamics, Inc. 2,239,581
35,686 Exponent, Inc. 2,892,707
32,959 Federal Signal Corp. 2,424,134
255,812 Hayward Holdings, Inc.
(a)
3,560,903
34,852 HEICO Corp., Class A 7,352,726
29,137 JBT Marel Corp. 3,560,541
5,625 Kadant, Inc. 1,895,119
13,689 RBC Bearings, Inc.
(a)
4,404,710
16,892 Simpson Manufacturing Co., Inc. 2,653,395
28,437 SiteOne Landscape Supply, Inc.
(a)
3,453,389
Shares Security Description Value
Industrials - 29.8% (continued)
43,455 WNS Holdings, Ltd.
(a)
$ 2,672,048
54,052,047
Information Technology - 21.2%
30,519 Agilysys, Inc.
(a)
2,213,848
59,180 Alarm.com Holdings, Inc.
(a)
3,293,367
23,486 Appfolio, Inc.
(a)
5,164,571
46,182 Endava PLC, ADR
(a)
901,011
29,855 Guidewire Software, Inc.
(a)
5,593,633
27,648 Manhattan Associates, Inc.
(a)
4,784,210
26,024 Novanta, Inc.
(a)
3,327,689
53,843 Procore Technologies, Inc.
(a)
3,554,715
16,246 ServiceTitan, Inc.
(a)
1,545,157
27,433 SPS Commerce, Inc.
(a)
3,641,182
44,630 The Descartes Systems Group,
Inc.
(a)
4,500,043
38,519,426
Materials - 5.7%
25,002 Eagle Materials, Inc. 5,548,694
466,581 Perimeter Solutions, Inc.
(a)
4,698,471
10,247,165
Total Common Stock (Cost $149,412,397) 173,129,889
Money Market Fund - 4.6%
8,389,092 First American Treasury
Obligations Fund,
Class X, 4.26%
(b)
(Cost $8,389,092) 8,389,092
Investments, at value - 100.0% (Cost
$157,801,489) $ 181,518,981
Other Assets & Liabilities, Net - 0.0% 85,861
Net Assets - 100.0% $ 181,604,842
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2025.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 181,518,981
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 181,518,981